                              NUVEEN MUTUAL FUNDS
                           SUPPLEMENT TO PROSPECTUSES
                              Dated March 26, 2001

Nuveen Investment Trust                                            Nuveen Municipal Trust
 Prospectus dated October 27, 2000                                  Prospectus dated August 28, 2000
Nuveen Investment Trust II                                         Nuveen Multistate Trust I
 Prospectuses dated November 28, 2000 and September 26, 2001        Prospectuses dated September 28, 2000
Nuveen Investment Trust III                                        Nuveen Multistate Trust II
 Prospectus dated January 26, 2001                                  Prospectuses dated June 28, 2000
Nuveen Floating Rate Fund                                          Nuveen Multistate Trust III
 Prospectus dated September 28, 2000                                Prospectus dated September 28, 2000
                                                                   Nuveen Multistate Trust IV
                                                                    Prospectus dated September 28, 2000

Effective March 19, 2001, the address for Chase Global Funds Services, transfer agent, and Chase Manhattan Bank, Custodian, is changing. All correspondence, purchases, redemption and exchange requests and other communications for any of the Nuveen mutual funds should be sent to:

Nuveen Investor Services
P. O. Box 660086
Dallas, Texas 75266-0086



                   PLEASE KEEP THIS WITH YOUR FUND PROSPECTUS
                              FOR FUTURE REFERENCE

                              NUVEEN MUTUAL FUNDS
               SUPPLEMENT TO STATEMENTS OF ADDITIONAL INFORMATION
                              Dated March 28 2001


                             Nuveen Investment Trust
           Statement of Additional Information dated October 27, 2000
                           Nuveen Investment Trust II
           Statement of Additional Information dated November 28, 2000
                           Nuveen Investment Trust III
           Statement of Additional Information dated January 26, 2001
                            Nuveen Floating Rate Fund
          Statement of Additional Information dated September 28, 2000



As of March 19, 2001, the address for Chase Global Funds Services, transfer agent, and Chase Manhattan Bank, Custodian, has changed. All correspondence, purchases, redemption and exchange requests and other communications for any of the Nuveen mutual funds should be sent to:

Nuveen Investor Services
P. O. Box 660086
Dallas, Texas 75266-0086


The Board of Trustees of the above-referenced trusts has added Mr. William E. Bennett as a disinterested trustee of the Board. Born October 16, 1946, Mr. Bennett is currently a private investor, formerly, President and C.E.O. of Draper & Kramer, Inc. and previously Executive Vice President and Chief Credit Officer of First Chicago. His address is 55 West Monroe, Chicago, Illinois 60603.